Significant transactions (Details)									12 Months Ended
	Dec. 21, 2018 USD ($)	Sep. 06, 2018 USD ($)	May 15, 2018 USD ($)	Mar. 27, 2018 USD ($)	Jan. 22, 2018 USD ($)	Jan. 20, 2017 USD ($)	Nov. 18, 2016 USD ($)	Mar. 23, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 SFr / shares	Apr. 06, 2018 USD ($)	Oct. 30, 2017 USD ($)	Nov. 23, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)									$ 13,946,000,000	$ 999,000,000	$ 869,000,000
Par value per share | SFr / shares												SFr 0.50
Deferred tax liability (asset)										(3,061,000,000)	(3,377,000,000)
Intangible assets other than goodwill									38,719,000,000	29,997,000,000
Revenue from sale of goods									51,900,000,000	$ 49,109,000,000	$ 48,518,000,000
Roche Holding AG, Switzerland
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill									$ 2,887,000,000
Sandoz
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill		$ 200,000,000
Impairment loss		200,000,000
Consideration transferred, divestment-date fair value		800,000,000
Carrying value of the divested business		$ 1,000,000,000
Number of products in portfolio to be sold		300
Advanced Accelerator Applications (AAA)
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents					$ (3,900,000,000)
Identifiable assets acquired (liabilities assumed)					1,900,000,000
Additional recognition, goodwill					2,000,000,000
Revenue of acquiree since acquisition date					400,000,000
Revenue of acquiree full year					$ 400,000,000
Percentage of Share capital in tender offer														100.00%
Cash offer per ordinary share														$ 41
Cash offer per ADS														$ 82
Number of ordinary share per ADS														2
Value of equity														$ 3,900,000,000
Percentage of share capital tendered at the expiration of the tender offer					97.00%
Deferred tax liability (asset)					$ 600,000,000
Intangible assets other than goodwill					$ 2,500,000,000
Total percentage of share capital tendered after the subsequent offering period of the tender offer					98.70%
Percentage of share capital tendered at the subsequent offering period of the tender offer					1.80%
Consideration paid for share capital tendered at the subsequent offering period of the tender offer					$ 60,000,000
AveXis, Inc.
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents			$ (8,700,000,000)
Identifiable assets acquired (liabilities assumed)			7,200,000,000
Additional recognition, goodwill			1,500,000,000
Cash offer per ordinary share													$ 218
Percentage of share capital tendered at the expiration of the tender offer													100.00%
Other net assets			300,000,000
Deferred tax liability (asset)			1,600,000,000
Intangible assets other than goodwill			$ 8,500,000,000
Endocyte
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 2,100,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents	(2,100,000,000)
Identifiable assets acquired (liabilities assumed)	1,500,000,000
Additional recognition, goodwill	600,000,000
Cash offer per ordinary share	24
Other net assets	300,000,000
Deferred tax liability (asset)	300,000,000
Intangible assets other than goodwill	$ 1,500,000,000
GSK Consumer Healthcare
Disclosure of detailed information about business combination [line items]
Divested interest in associate				36.50%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations				$ 12,994,000,000
Pre tax profit (loss) from divestment of business				$ 5,800,000,000
Subsidiaries [member] | Transcend Medical Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value								$ 332,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents								(240,000,000)
Contingent liabilities recognised as of acquisition date								92,000,000
Identifiable assets acquired (liabilities assumed)								294,000,000
Additional recognition, goodwill								$ 38,000,000
Subsidiaries [member] | Reprixys Pharmaceuticals Corporation
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value															$ 268,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents							$ (194,000,000)
Contingent liabilities recognised as of acquisition date															74,000,000
Identifiable assets acquired (liabilities assumed)															$ 332,000,000
Additional recognition, goodwill							0
Divested interest in associate															19.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date															$ 64,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination							$ 53,000,000
Percentage of voting equity interests acquired															81.00%
Subsidiaries [member] | Ziarco Group Limited
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 420,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents						(325,000,000)
Contingent liabilities recognised as of acquisition date						95,000,000
Identifiable assets acquired (liabilities assumed)						395,000,000
Additional recognition, goodwill						25,000,000
Subsidiaries [member] | Encore Vision, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						456,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents						(366,000,000)
Contingent liabilities recognised as of acquisition date						90,000,000
Identifiable assets acquired (liabilities assumed)						389,000,000
Additional recognition, goodwill						$ 67,000,000